Non-Current Liabilities - Governmental Liabilities on Grants Received	12 Months Ended
Dec. 31, 2024
Schedule of Statement of Financial Position [Abstract]
Non-current liabilities - Governmental liabilities on grants received

Note 20. Non-current liabilities - Governmental liabilities on grants received

	Consolidated
	As of	As of
	December 31,	December 31,
	2024	2023
	$	$
Governmental liabilities on grants received	12,468	4,560

Accounting policy for Government liabilities on grants received

The Company measured the value of its governmental liabilities on grants received, each period, based on discounted cash flows derived from Company’s future anticipated revenues.

The Company participates in programs sponsored by the Israeli Innovation Authority- Office of Chief Scientist (“OCS”), for the support of research and development projects. Several programs are subjected to royalties, while others are not (the Company is committed to pay royalties for the R&D programs, while the research programs do not require repayment). In exchange for the OCS’s participation in the programs, the Company is required to pay royalties to the OCS at a rate between 3% and 3.5% of sales of developed products linked to U.S dollars, until repayment of 100% of the amount of grants received, plus annual interest at the LIBOR rate. The Company is required to pay royalties, to the OCS, of sales to end customers of products developed with funds provided by the OCS, if and when such sales are recognized. The obligation to pay these royalties is contingent on actual sales of the products. Changes in the liability are recognized in research and development expenses. The projections of the Company to pay the grants are based on its estimation at the end of each year.